UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04215

Dreyfus Premier GNMA Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 105.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Home Equity Loans - 4.2%
GE Capital Mortgage Services Trust,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	11,654		11,702
Invitation Homes Trust,
Ser. 2013-SFR1, Cl. A	1.92	12/17/30	4,481,993	[a,b]	4,485,130
Invitation Homes Trust,
Ser. 2014-SFR3, Cl. A	1.97	12/17/31	4,955,590	[a,b]	4,962,205
Invitation Homes Trust,
Ser. 2015-SFR1, Cl. A	2.22	3/17/32	3,891,014	[a,b]	3,900,093
Progress Residential Trust,
Ser. 2016-SFR1, Cl. A	2.27	9/17/33	3,990,624	[a,b]	4,030,681
					17,389,811
Asset-Backed Ctfs./Manufactured Housing - .7%
Colony Starwood Homes,
Ser. 2016-1A, Cl. A	2.28	7/17/33	998,263	[a,b]	1,013,359
Colony Starwood Homes,
Ser. 2016-2A, Cl. A	2.02	12/17/33	1,995,425	[a,b]	2,007,341
					3,020,700
U.S. Government Agencies/Mortgage-Backed - 99.0%
Government National Mortgage Association,
Ser. 2007-58, Cl. BF	1.26	10/20/37	4,133,608	[a]	4,154,340
Government National Mortgage Association,
Ser. 2010-111, Cl. FA	1.13	9/20/40	5,906,192	[a]	5,888,597
Government National Mortgage Association,
Ser. 2012-12, Cl. HF	1.18	1/20/42	4,489,320	[a]	4,487,794
Government National Mortgage Association,
Ser. 2012-36, Cl. QF	1.16	3/20/42	3,519,129	[a]	3,524,594
Federal Home Loan Mortgage Corp.:
Multifamily Structured Pass Through
Certificates, Ser. KS06, Cl. A2, 2.72%,
7/25/26			3,500,000	[c]	3,433,144
Multifamily Structured Pass Through
Certificates, Ser. K152, Cl. A1, 2.83%,
5/25/30			3,714,107	[c]	3,661,878
Multifamily Structured Pass Through
Certificates, Ser. K049, Cl. A2, 3.01%,
7/25/25			1,400,000	[c]	1,423,604
Multifamily Structured Pass Through
Certificates, Ser. KS03, Cl. A4, 3.16%,
5/25/25			800,000	[a,c]	810,422
Multifamily Structured Pass Through
Certificates, Ser. K051, Cl. A2, 3.31%,
9/25/25			8,000,000	[c]	8,305,105
5.00%, 3/1/20			13,541	[c]	13,867
Federal National Mortgage Association:
2.14%, 5/25/26			7,346,744	[c]	7,141,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 105.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed -	99.0%	(continued)
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			75,686	[c]	76,792
4.00%, 11/1/42-1/1/46			21,371,181	[c]	22,654,026
4.50%, 1/1/42-4/1/44			5,531,865	[c]	5,958,374
6.00%, 4/1/35			358,476	[c]	406,542
Government National Mortgage Association I:
3.00%, 4/15/46-5/15/46			13,428,853		13,555,706
3.50%, 9/15/41-7/15/45			25,766,425		26,803,466
4.00%, 9/15/24-6/15/46			17,487,830		18,600,194
4.50%, 10/15/24-10/15/41			26,308,266		28,492,160
5.00%, 12/15/24-1/15/40			10,675,201		11,807,241
5.50%, 6/15/20-6/15/35			8,852,704		9,988,619
6.00%, 10/15/19-9/15/38			4,025,164		4,597,145
6.50%, 5/15/28-6/15/32			144,907		165,126
7.00%, 11/15/22-12/15/22			2,660		2,831
7.50%, 6/15/21-5/15/26			1,051,669		1,089,045
8.00%, 9/15/21-12/15/22			462,575		514,850
8.50%, 2/15/17-12/15/22			229,089		232,035
9.00%, 9/15/19-12/15/22			271,831		278,728
9.50%, 3/15/18-1/15/25			92,963		94,403
Government National Mortgage Association II:
3.00%			39,995,000	[d]	40,321,519
4.50%			7,735,000	[d]	8,299,716
1.50%, 9/20/46-11/20/46			19,488,450	[a]	19,382,761
3.00%, 3/20/43-8/20/46			27,188,702		27,452,700
3.50%, 6/20/38-8/20/46			105,209,913		109,412,546
4.00%, 12/20/24			1,170,309		1,221,195
4.50%, 12/20/39-3/20/41			2,845,965		3,088,717
5.00%, 11/20/24-4/20/35			2,289,792		2,537,764
5.50%, 1/20/34-9/20/35			3,982,661		4,471,112
6.00%, 12/20/28-2/20/36			3,033,967		3,500,865
6.50%, 5/20/31-7/20/31			425,241		496,050
7.00%, 4/20/24-4/20/32			2,391,513		2,819,763
7.50%, 9/20/30			33,739		40,937
9.00%, 7/20/25			32,730		36,806
9.50%, 9/20/17-2/20/25			17,813		18,181
					411,262,859
U.S. Government Securities - 1.9%
U.S. Treasury Floating Rate Notes	0.78	1/31/18	8,080,000	[a]	8,101,436
Total Bonds and Notes
(cost $439,274,832)					439,774,806

	Yield at
	Date of	Maturity	Principal
Short-Term Investments - 2.1%	Purchase (%)	Date	Amount ($)	Value ($)
U.S. Treasury Bills	0.47	2/16/17	8,350,000	8,348,447
U.S. Treasury Bills	0.56	4/27/17	260,000	259,695
Total Short-Term Investments
(cost $8,608,003)				8,608,142
Other Investment - 5.6%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $23,193,580)			23,193,580 [e]	23,193,580
Total Investments (cost $471,076,415)			113.5%	471,576,528
Liabilities, Less Cash and Receivables			(13.5%)	(56,154,272)
Net Assets			100.0%	415,422,256

a	Variable rate security—rate shown is the interest rate in effect at period end.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $20,398,809 or 4.91% of net assets.

c

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Agencies/Mortgage-Backed	99.0
Short-Term/Money Market Investment	7.7
Asset-Backed	4.9
U.S. Treasury Notes	1.9
113.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	20,410,511	-	20,410,511
Registered Investment Company	23,193,580	-	-	23,193,580
U.S. Government
Agencies/Mortgage-Backed	-	411,262,859	-	411,262,859
U.S. Treasury	-	16,709,578	-	16,709,578
Other Financial Instruments:
Swaps†	115,299	-	-	115,299

†	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called

NOTES

duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at January 31, 2017:

Centrally Cleared Interest Rate Swaps

(Pay)
Receive
Notional	Currency/		Fixed		Unrealized Appreciation
Amount($)†	Floating Rate	Counterparty	Rate (%)	Expiration	($)

NOTES

Centrally Cleared Interest Rate Swaps

			(Pay)
			Receive
Notional	Currency/		Fixed		Unrealized Appreciation
Amount($)†	Floating Rate	Counterparty	Rate (%)	Expiration	($)
	USD - 6	Goldman Sachs
13,550,000	MONTH LIBOR	International	2.11	1/7/2025	115,299
Gross Unrealized Appreciation					115,299

† Clearing House-Chicago Mercantile Exchange

At January 31, 2017, accumulated net unrealized appreciation on investments was $500,113, consisting of $6,046,534 gross unrealized appreciation and $5,546,421 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)